Fair Value of Financial Instruments - Changes in Investments using Level 3 Inputs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning of period	$ 5,935,498	$ 1,002,343
Net realized gains	31,058	4,037
Net unrealized gains	145,112	51,957
Purchases	10,392,681	5,368,849
Sales	(585,311)	(159,181)
Repayments	(1,187,965)	(207,091)
PIK interest and dividends	81,200	24,834
Net accretion of discount on investments	25,821	10,729
Transfers into Level 3	337,669	153,782
Transfers out of Level 3	(677,955)	(314,761)
Balance at the end of period	$ 14,497,808	$ 5,935,498